Other Intangible assets	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Other Intangible assets	Other Intangible assets
During the six months ended 30 June 2026, intangible assets increased by $61.8 million, mainly capitalized internal development costs. The Group recognized $1.1 million and $1.0 million of amortization expense for the six months ended 30 June 2026 and 2025, respectively.
During the six months ended 30 June 2026 and 2025, the Group recognized no impairments of intangible assets.